     Shareholder Accounts                                      Corporate Offices
c/o Ultimus Fund Solutions, LLC                                3707 W. Maple Road
       P.O. Box 46707                                       Bloomfield Hills, MI 48301
    Cincinnati, OH 45246                                         (248) 644-8500
       1-888-726-0753            SCHWARTZ INVESTMENT TRUST     Fax (248) 644-4250




May 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Schwartz Investment Trust (the "Trust")
           File No. 33-51626


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 20) has been filed electronically.

     Please contact the undersigned at 513-587-3403 if you have any questions or comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary